Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

	PEO (Mr. Pine in 2024-2025 Mr. Decker in 2021-2023)		Non-PEO NEOs		Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table ($)(1) (b)	Compensation Actually Paid (CAP) ($)(2) (c)	Average Summary Compensation Table ($) (3) (d)	Average Compensation Actually Paid (CAP) ($) (4) (e)	Total Shareholder Return ($) (5) (f)	Peer Group Shareholder Return ($) (6) (g)	Net Income ($M) (7) (h)	Revenue ($M) (8) (i)
2025	11,286,806	13,704,919	2,862,319	4,922,831	149	189	957	9,035
2024	10,579,577	9,467,754	3,007,865	2,774,227	119	158	890	8,562
2023	10,825,450	9,674,561	3,517,747	3,572,262	116	135	609	7,364
2022	10,148,865	7,158,884	2,564,752	2,042,657	111	114	355	5,522
2021	10,441,670	13,341,645	2,665,368	4,175,346	119	121	427	5,195

(1)	The dollar amounts reported in column (b) are the amounts reported for Mr. Pine and Mr. Decker (the Company’s CEO in 2021-2023) for each of the corresponding years in the “Total” column of the Summary Compensation Table (“SCT”).

(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pine and Mr. Decker, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Pine and Mr. Decker. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Numbers disclosed in 2025 Proxy Statement were updated to correct a minor calculation error.

Compensation Actually Paid to PEO ($M)	2025	2024	2023	2022	2021
SCT Total	11,287	10,580	10,825	10,149	10,442
Less, value of “Stock Awards” and “Option Awards” reported in SCT	8,015	7,184	6,893	5,969	7,725
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	8,232	5,832	7,889	9,548	9,459
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	1,646	(76)	(301)	(1,983)	2,297
Plus (less), change in fair value of equity awards granted in prior years that vested in the year	555	316	(1,845)	(4,587)	(1,131)
Compensation Actually Paid to PEO	13,705	9,468	9,675	7,159	13,342

(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Pine or Mr. Decker as CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: : (i) for 2025, Mr. Grogan, Mr. Yarkadas, Mr. Aulick and Ms. Toussant; (ii) for 2024, Mr. Grogan, Ms. Emmerich, Mr. Yarkadas, and Mr. Aulick; (iii) for 2023, Mr. Grogan, Mr. Pine (as COO), Mr. Yarkadas, Mr. Franz Cerwinka (former SVP and President, Applied Water (“AW”)), and Ms. Sandra Rowland (former CFO); (iii) for 2022, Ms. Rowland, Ms. Capers (former SVP and General Counsel), Mr. Yarkadas, and Mr. Pine (as SVP and President, Americas and Measurement and Control Solutions (“MCS”)); and (iv) for 2021, Ms. Rowland, Mr. Colin Sabol (former SVP and President, MCS), Mr. Pine (as SVP and President, AW), and Mr. Yarkadas.
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Pine or Mr. Decker as CEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Numbers disclosed in 2025 Proxy Statement were updated to correct a minor calculation error.

Compensation Actually Paid to Non-PEO NEOs ($M)	2025	2024	2023	2022	2021
Average SCT Total	2,862	3,008	3,518	2,565	2,665
Less, average value of “Stock Awards” and “Option Awards” reported in SCT	1,469	1,569	2,015	1,209	1,577
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,508	1,255	2,344	1,908	1,931
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	1,832	(32)	(45)	(435)	1,026
Plus (less), average change in fair value of equity awards granted in prior years that vested in the year	189	113	(230)	(786)	130
Less, average prior year-end fair value for any equity awards forfeited in the year	—	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	4,923	2,774	3,572	2,043	4,175

(5)	Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2020.
(6)	The peer group used for this purpose is the S&P 500 Industrials Index.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	Revenue was the Company-Selected Measure for the most recently completed fiscal year. The dollar amounts reported represent the amount of Revenue reflected in the Company’s audited financial statements for the applicable year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(3)	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Pine or Mr. Decker as CEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for these purposes in each applicable year are as follows: : (i) for 2025, Mr. Grogan, Mr. Yarkadas, Mr. Aulick and Ms. Toussant; (ii) for 2024, Mr. Grogan, Ms. Emmerich, Mr. Yarkadas, and Mr. Aulick; (iii) for 2023, Mr. Grogan, Mr. Pine (as COO), Mr. Yarkadas, Mr. Franz Cerwinka (former SVP and President, Applied Water (“AW”)), and Ms. Sandra Rowland (former CFO); (iii) for 2022, Ms. Rowland, Ms. Capers (former SVP and General Counsel), Mr. Yarkadas, and Mr. Pine (as SVP and President, Americas and Measurement and Control Solutions (“MCS”)); and (iv) for 2021, Ms. Rowland, Mr. Colin Sabol (former SVP and President, MCS), Mr. Pine (as SVP and President, AW), and Mr. Yarkadas.

Peer Group Issuers, Footnote
(6)	The peer group used for this purpose is the S&P 500 Industrials Index.

PEO Total Compensation Amount	$ 11,286,806	$ 10,579,577	$ 10,825,450	$ 10,148,865	$ 10,441,670
PEO Actually Paid Compensation Amount	$ 13,704,919	9,467,754	9,674,561	7,158,884	13,341,645
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Pine and Mr. Decker, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Pine and Mr. Decker. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Numbers disclosed in 2025 Proxy Statement were updated to correct a minor calculation error.

Compensation Actually Paid to PEO ($M)	2025	2024	2023	2022	2021
SCT Total	11,287	10,580	10,825	10,149	10,442
Less, value of “Stock Awards” and “Option Awards” reported in SCT	8,015	7,184	6,893	5,969	7,725
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	8,232	5,832	7,889	9,548	9,459
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	1,646	(76)	(301)	(1,983)	2,297
Plus (less), change in fair value of equity awards granted in prior years that vested in the year	555	316	(1,845)	(4,587)	(1,131)
Compensation Actually Paid to PEO	13,705	9,468	9,675	7,159	13,342

Non-PEO NEO Average Total Compensation Amount	$ 2,862,319	3,007,865	3,517,747	2,564,752	2,665,368
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,922,831	2,774,227	3,572,262	2,042,657	4,175,346
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Pine or Mr. Decker as CEO), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Numbers disclosed in 2025 Proxy Statement were updated to correct a minor calculation error.

Compensation Actually Paid to Non-PEO NEOs ($M)	2025	2024	2023	2022	2021
Average SCT Total	2,862	3,008	3,518	2,565	2,665
Less, average value of “Stock Awards” and “Option Awards” reported in SCT	1,469	1,569	2,015	1,209	1,577
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,508	1,255	2,344	1,908	1,931
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	1,832	(32)	(45)	(435)	1,026
Plus (less), average change in fair value of equity awards granted in prior years that vested in the year	189	113	(230)	(786)	130
Less, average prior year-end fair value for any equity awards forfeited in the year	—	—	—	—	—
Average Compensation Actually Paid to Non-PEO NEOs	4,923	2,774	3,572	2,043	4,175

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid, Cumulative TSR and Peer Group TSR
Total Shareholder Return Amount	$ 149	119	116	111	119
Peer Group Total Shareholder Return Amount	189	158	135	114	121
Net Income (Loss)	$ 957,000,000	$ 890,000,000	$ 609,000,000	$ 355,000,000	$ 427,000,000
Company Selected Measure Amount	9,035,000,000	8,562,000,000	7,364,000,000	5,522,000,000	5,195,000,000
PEO Name	Mr. Pine
Measure:: 1
Pay vs Performance Disclosure
Name	Organic Revenue
Non-GAAP Measure Description
(8)	Revenue was the Company-Selected Measure for the most recently completed fiscal year. The dollar amounts reported represent the amount of Revenue reflected in the Company’s audited financial statements for the applicable year.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,015,000)	$ (7,184,000)	$ (6,893,000)	$ (5,969,000)	$ (7,725,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,232,000	5,832,000	7,889,000	9,548,000	9,459,000
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,646,000	(76,000)	(301,000)	(1,983,000)	2,297,000
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	555,000	316,000	(1,845,000)	(4,587,000)	(1,131,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,469,000)	(1,569,000)	(2,015,000)	(1,209,000)	(1,577,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,508,000	1,255,000	2,344,000	1,908,000	1,931,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,832,000	(32,000)	(45,000)	(435,000)	1,026,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 189,000	$ 113,000	$ (230,000)	$ (786,000)	$ 130,000